Property and Equipment (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment (Textual)
Depreciation of fixed assets	$ 123,320	$ 79,940	$ 55,571	$ 35,262
Depreciation allocated to cost of sales	$ 10,700	$ 7,871